Income statement and Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales	kr 309,064	kr 290,403	kr 232,261
Cost of goods sold	(58,788)	(44,522)	(35,765)
Gross profit	250,276	245,881	196,496
Sales and distribution costs	(64,310)	(62,101)	(56,743)
Research and development costs	(52,039)	(48,062)	(32,443)
Administrative costs	(5,969)	(5,276)	(4,855)
Other operating income and expenses	(300)	(2,103)	119
Operating profit	127,658	128,339	102,574
Financial income	9,660	6,198	2,945
Financial expenses	(6,778)	(7,346)	(845)
Profit before income taxes	130,540	127,191	104,674
Income taxes	(28,106)	(26,203)	(20,991)
Net profit	kr 102,434	kr 100,988	kr 83,683
Earnings per share
Basic earnings per share (DKK per share)	kr 23.06	kr 22.67	kr 18.67
Diluted earnings per share (DKK per share)	kr 23.03	kr 22.63	kr 18.62